Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2018
Post-employment benefits [Abstract]
Post-employment benefits (Tables), Pre-tax costs for post-employment benefits [Text Block]

Philips Group

Pre-tax costs for post-employment benefits

in millions of EUR

2016 - 2018

	2016	2017	2018
Defined-benefit plans	58	95	46
- included in income from operations	(19) [1]	32	23
- included in financial expense	48	37	23
- included in Discontinued operations	29	26
Defined-contribution plans	392	397	327
- included in income from operations	299	315	327
- included in Discontinued operations	93	82
Post-employment benefits costs	450	492	374
[1] The net income mainly relates to the settlement of the pension related legal claim in the UK

Post-employment benefits (Tables), Defined-benefit obligations [Text Block]

Philips Group

Defined-benefit obligations

in millions of EUR

2017 - 2018

	2017	2018
Balance as of January 1	4,987	3,109
Service cost	34	27
Interest cost	126	85
Employee contributions	4	4
Actuarial (gains) / losses
– demographic assumptions	(14)	4
– financial assumptions	75	(131)
– experience adjustment	(15)	5
(Negative) past service cost	1	(6)
Settlements	(348)	(0)
Benefits paid from plan	(172)	(152)
Benefits paid directly by employer	(52)	(42)
Transfer to Liabilities directly associated with assets held for sale [1]	(1,210)
Translation differences and other	(307)	94
Balance as of December 31	3,109	2,998

Present value of funded obligations at end of year	2,476	2,388
Present value of unfunded obligations at end of year	633	610
[1] The amount presented under 'Transfer to Liabilities directly associated with assets held for sale' in 2017 relates to Signify (former Philips Lighting)

Post-employment benefits (Tables), Plan assets [Text Block]

Philips Group

Plan assets

in millions of EUR

2017 - 2018

	2017	2018
Balance as of January 1	3,095	2,137
Interest income on plan assets	87	62
Admin expenses paid	(2)	(1)
Return on plan assets excluding interest income	70	(129)
Employee contributions	4	4
Employer contributions	263	159
Settlements	(348)	(0)
Benefits paid from plan	(172)	(152)
Transfer to Assets classified as held for sale [1]	(642)	-
Translation differences and other	(218)	83
Balance as of December 31	2,137	2,164

Funded status	(972)	(834)
Unrecognized net assets
Net balance sheet position	(972)	(834)
[1] The amount presented under 'Transfer to Liabilities directly associated with assets held for sale' in 2017 relates to Signify (former Philips Lighting)

Post-employment benefits (Tables), Changes in the effect of the asset ceiling [Text Block]

Philips Group

Changes in the effect of the asset ceiling

in millions of EUR

2017

2017
Balance as of January 1	105
Interest on unrecognized assets	4
Remeasurements	(100)
Translation differences	(9)
Balance as of December 31

Post-employment benefits (Tables), Plan assets allocation [Text Block]

Philips Group

Plan assets allocation

in millions of EUR

2017 - 2018

	2017	2018
Assets quoted in active markets
- Debt securities	1,142	1,294
- Equity securities	69
- Other	137	161

Assets not quoted in active markets
- Debt securities	14	12
- Equity securities	457	368
- Other	318	329
Total assets	2,137	2,164

Post-employment benefits (Tables), Assumptions used for defined-benefit obligations [Text Block]	Philips Group Assumptions used for defined-benefit obligations in % 2017- 2018
	2017	2018
Discount rate	2.8%	3.2%
Inflation rate	2.1%	2.1%
Salary increase	2.4%	2.4%

Post-employment benefits (Tables), Sensitivity of key assumptions [Text Block]

Philips Group

Sensitivity of key assumptions

in millions of EUR

2018

Defined benefit obligation
Increase
Discount rate (1% movement)	(298)
Inflation rate (1% movement)	97
Salary increase (1% movement)	21
Longevity [1]	65
Decrease
Discount rate (1% movement)	367
Inflation rate (1% movement)	(89)
Salary increase (1% movement)	(20)
[1] The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major schemes. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.

Philips Group

Sensitivity of key assumptions

in millions of EUR

2017

Defined benefit obligation
Increase
Discount rate (1% movement)	(323)
Inflation rate (1% movement)	85
Salary increase (1% movement)	20
Longevity [1]	72
Decrease
Discount rate (1% movement)	394
Inflation rate (1% movement)	(86)
Salary increase (1% movement)	(19)
[1] The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major schemes. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.